Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($)		Class A Ordinary shares	Class B Ordinary shares	Ordinary shares		Additional paid-in capital	Statutory reserve	Retained Earnings	Accumulative other comprehensive loss	Total
Balance at Sep. 30, 2024				$ 20,618	[1]	$ 28,707,696	$ 3,488,991	$ 53,736,691	$ (2,238,378)	$ 83,715,618
Balance (in Shares) at Sep. 30, 2024	[1]	10,463	534
Issuance of common stocks-cash				100,000	[1]	25,100,000				25,200,000
Issuance of common stocks-cash (in Shares)	[1]	53,333
Exercise of common stock warrants				27,000	[1]	7,457,400				7,484,400
Exercise of common stock warrants (in Shares)	[1]	14,400
Share-based payments-omnibus equity plan				25,000	[1]	9,325,000				9,350,000
Share-based payments-omnibus equity plan (in Shares)	[1]	13,333
Net loss					[1]			(10,635,248)		(10,635,248)
Foreign currency translation					[1]				(1,412,261)	(1,412,261)
Balance at Mar. 31, 2025				172,618	[1]	70,590,096	3,488,991	43,101,443	(3,650,639)	113,702,509
Balance (in Shares) at Mar. 31, 2025	[1]	91,529	534
Balance at Sep. 30, 2025				4,747,677	[2]	130,415,037	3,518,084	45,114,192	(3,144,779)	180,650,211
Balance (in Shares) at Sep. 30, 2025	[2]	2,460,521	71,574
Issuance of common stocks-cash				150	[2]	37,499,850				37,500,000
Issuance of common stocks-cash (in Shares)	[2]	15,000,000
Share-based payments-omnibus equity plan				25	[2]	4,687,475				4,687,500
Share-based payments-omnibus equity plan (in Shares)	[2]	2,500,000
Net loss					[2]			(6,559,187)		(6,559,187)
Share capital reduction	[2]			(4,747,652)		4,747,652
Foreign currency translation					[2]				1,703,557	1,703,557
Balance at Mar. 31, 2026				$ 200	[2]	$ 177,350,014	$ 3,518,084	$ 38,555,005	$ (1,441,222)	$ 217,982,081
Balance (in Shares) at Mar. 31, 2026	[2]	19,960,521	71,574

[1]	The share and per-share amounts presented herein have been retrospectively adjusted to reflect the share consolidations effected during fiscal year 2025 (a 15-for-1 share consolidation effective August 12, 2025). Accordingly, the share numbers and per-share data disclosed in the prior year's Form 6-K have been restated on the same basis.
[2]	On March 3, 2026, the Company's shareholders approved a share capital reorganization by special resolution, which included a subdivision of each authorized but unissued Class A and Class B ordinary share of US$1.875 par value into 187,500 shares of US$0.00001 par value each, a reduction of the par value of each issued and outstanding share from US$1.875 to US$0.00001, and a cancellation of unissued shares. Following the reorganization, the Company also increased its authorized share capital from US$32,096 to US$33,000, resulting in an authorized share capital of US$33,000 divided into 3,000,000,000 Class A ordinary shares of US$0.00001 par value each and 300,000,000 Class B ordinary shares of US$0.00001 par value each.